1875 K Street, NW Washington, DC 20006

Tel: 202 303 1000 Fax: 202 303 2000
May 16, 2008
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	The Gabelli Global Multimedia Trust Inc.
Securities Act File No. 333-149414 Investment Company Act File No. 811-08476
Ladies and Gentlemen:
     On behalf of The Gabelli Global Multimedia Trust Inc. (the “Fund”), pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, we hereby file via EDGAR transmission Pre-Effective Amendment No. 1 to the Fund’s Registration Statement on Form N-2.
     Any questions or comments on the Registration Statement should be directed to the undersigned at (202) 303-1000.
Very truly yours,

/s/ David Joire
David Joire
Enclosures

cc:	Bruce N. Alpert, The Gabelli Global Multimedia Trust Inc.
Agnes Mullady, The Gabelli Global Multimedia Trust Inc.
Rose F. DiMartino, Esq., Willkie Farr & Gallagher LLP
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